As filed with the Securities and Exchange Commission on February 17, 2011

Securities Act File No. 333-80061

Investment Company Act File No. 811-09375

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒
(Check appropriate box or boxes)

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Global Financial Services Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Common Stock.

Global Financial Services Master LLC has also executed this Registration Statement

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 14, 2011.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.
(Registrant)

By:	/s/ John M. Perlowski
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2011
John M. Perlowski
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2011
Neal J. Andrews

David O. Beim*	Director
David O. Beim

Ronald W. Forbes*	Director
Ronald W. Forbes

Dr. Matina S. Horner*	Director
Dr. Matina S. Horner

Rodney D. Johnson*	Director
Rodney D. Johnson

Herbert I. London*	Director
Herbert I. London

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Toby Rosenblatt*	Director
Toby Rosenblatt

	Kenneth L. Urish*	Director
Kenneth L. Urish

	Frederick W. Winter*	Director
Frederick W. Winter

	Richard S. Davis*	Director
Richard S. Davis

	Henry Gabbay*	Director
Henry Gabbay

*By:	/s/ Edward B. Baer		February 14, 2011
Edward B. Baer (Attorney-In-Fact)

SIGNATURES

Global Financial Services Master LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Global Financial Services Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 14, 2011.

GLOBAL FINANCIAL SERVICES MASTER LLC

By:	/s/ John M. Perlowski
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of BlackRock Global Financial Services Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	February 14, 2011
John M. Perlowski
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 14, 2011
Neal J. Andrews

David O. Beim*	Director
David O. Beim

Ronald W. Forbes*	Director
Ronald W. Forbes

Dr. Matina S. Horner*	Director
Dr. Matina S. Horner

Rodney D. Johnson*	Director
Rodney D. Johnson

Herbert I. London*	Director
Herbert I. London

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Toby Rosenblatt*	Director
Toby Rosenblatt

	Kenneth L. Urish*	Director
Kenneth L. Urish

	Frederick W. Winter*	Director
Frederick W. Winter

	Richard S. Davis*	Director
Richard S. Davis

	Henry Gabbay*	Director
Henry Gabbay

*By:	/s/ Edward B. Baer		February 14, 2011
Edward B. Baer (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase